RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 Henan Agriculture University [Member] CNY		Sep. 30, 2012 Henan Agriculture University [Member] CNY		Sep. 30, 2013 Agriculture Institute in Neijiang City [Member] CNY		Sep. 30, 2012 Agriculture Institute in Neijiang City [Member] CNY		Sep. 30, 2013 Beijing Shihui Agriculture Ltd [Member] CNY		Sep. 30, 2012 Beijing Shihui Agriculture Ltd [Member] CNY
Due from related parties (note 3)	$ 553	3,400	2,082	2,000	[1]	2,082	[1]	500	[2]	0	[2]	900	[3]	0	[3]

[1]	The balance as of September 30, 2013 represented the advance from Origin to SK Wu Research Institute (through Henan Agriculture University) for its research operation, which is jointly sponsored by the provincial government of Henan Province and Origin.
[2]	The balance as of September 30, 2013 represented the advance from Denong to Agriculture Institute in Neijiang city, Sichuan Province for its research operation.
[3]	The balance as of September 30, 2013 represented the advance to Beijing Shihui Agriculture Ltd. for providing the network maintenance and software development services for the Company, which was on an arm’s length basis, and the services have not been completed as of September 30, 2013